UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Value Equity Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2019

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-FUND-LSV (1-888-386-3578). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all LSV Funds if you invest directly with the Fund.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Value Equity Fund Institutional Class Shares, the Russell 1000 Value Index (the benchmark), and the S&P 500 for trailing periods ending April 30, 2019, were as follows:

	6-Months Trailing	One Year	Three Years	Five Years	Seven Years	Ten Years	Fifteen Years	Twenty Years	Since Inception
LSV Value Equity Fund Institutional Class Shares*	5.88%	1.20%	10.70%	7.64%	12.77%	14.16%	8.21%	7.75%	8.16%

Benchmark:

Russell 1000 Value Index	7.90%	9.06%	10.97%	8.27%	11.86%	13.76%	8.05%	6.39%	6.84%

Broad Market:

S&P 500 Index	9.76%	13.49%	14.87%	11.63%	13.59%	15.32%	8.97%	6.05%	6.22%

* Periods longer than one year are annualized; inception date is March 31, 1999; net of fees.

Institutional Class Shares performance as of 3/31/19: -2.64% (1 year), 6.92% (5 year), 15.00% (10 year) and 7.98% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

The U.S equity market as represented by the S&P 500 finished up 9.76% for the six months ending April 30, 2019. Value stocks broadly underperformed across all market capitalization segments based on the Russell Indices—the Russell 1000 Value Index gained 7.92% while the Russell 1000 Growth Index was up 12.10%. The LSV Value Equity Fund was up 5.88%. Despite the pullback in late 2018, U.S. equities have generally been strong over the last six months thanks to lower interest rate guidance from the Fed, prospects of a U.S.- China trade resolution and better-than-expected corporate earnings and economic data. From a sector perspective, Consumer Discretionary, Industrials and Technology stocks outperformed while Energy, Health Care and Consumer Staples lagged.

Value stocks broadly underperformed over the prior six months and the Fund’s deep value bias detracted from relative returns as a result. Additionally, attribution analysis indicates that stock selection detracted from portfolio relative returns over the period while sector selection added value. Stock selection losses were concentrated within the Health Care and Consumer Staples sectors as holdings within the Biotechnology and Drug Retail industries underperformed. From a sector perspective, the bulk of the relative gains came from our overweight positions in the Technology and Industrials sectors as well as our underweight to Health Care stocks. Top individual contributors included overweight positions in Lam Research, Cummins, Pilgrim’s Pride and Applied Materials. Not holding Wells Fargo, Kraft Heinz, PG&E, Schlumberger and Berkshire Hathaway also added value. Main individual detractors included overweights to Walgreens, Amgen, Kroger, Biogen, Senior Housing Properties and Macy’s as well as not holding Procter & Gamble, Qualcomm, Danaher and DowDuPont.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 10.7x forward earnings compared to 14.7x for the Russell 1000 Value Index, 1.8x book compared to 2.1x for the benchmark and 7.3x cash flow compared to 10.5x for the value benchmark. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Information Technology, Industrials and Consumer Discretionary sectors while underweight Utilities, Health Care and Consumer Staples.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2019	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments
LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.4%)
Aerospace & Defense (2.3%)
Huntington Ingalls Industries	83,130	$18,503
Raytheon	139,600	24,792
Spirit AeroSystems Holdings, Cl A	196,610	17,085
Textron	267,500	14,178
Vectrus*	6,438	261

		74,819

Agricultural Operations (0.3%)
Archer-Daniels-Midland	193,200	8,617

Agricultural Products (0.4%)
Ingredion	143,600	13,606

Air Freight & Logistics (0.8%)
FedEx	130,500	24,725

Aircraft (2.2%)
American Airlines Group	236,720	8,091
Delta Air Lines	383,500	22,354
JetBlue Airways*	814,200	15,103
United Continental Holdings*	279,400	24,828

		70,376

Apparel Retail (0.5%)
Foot Locker	293,500	16,791

Asset Management & Custody Banks (1.9%)
Ameriprise Financial	226,700	33,273
Bank of New York Mellon	213,900	10,622
Legg Mason	237,805	7,954
State Street	128,905	8,722

		60,571

Automotive (3.3%)
American Axle & Manufacturing Holdings*	636,200	9,384
BorgWarner	305,510	12,761

LSV Value Equity Fund

	Shares	Value (000)
Automotive (continued)
Cooper-Standard Holdings*	58,935	$2,986
Ford Motor	1,610,770	16,833
General Motors	802,500	31,257
Goodyear Tire & Rubber	395,880	7,605
Lear	92,440	13,219
Thor Industries	153,200	10,091

		104,136

Automotive Retail (0.4%)
Group 1 Automotive	162,800	12,749

Banks (10.4%)
Bank of America	1,985,405	60,714
BB&T	305,900	15,662
CIT Group	215,800	11,496
Citizens Financial Group	798,000	28,887
Fifth Third Bancorp	638,410	18,399
Huntington Bancshares	1,128,110	15,703
JPMorgan Chase	589,235	68,381
Keycorp	1,173,400	20,593
PNC Financial Services Group	95,700	13,104
Regions Financial	1,565,800	24,317
SunTrust Banks	381,490	24,980
Zions Bancorp	585,400	28,878

		331,114

Biotechnology (2.2%)
Amgen	198,480	35,592
Biogen*	82,600	18,935
Gilead Sciences	234,600	15,258

		69,785

Broadcasting, Newspapers & Advertising (0.4%)
AMC Networks, Cl A*	210,100	12,272

Building & Construction (0.7%)
Owens Corning	159,750	8,190
PulteGroup	456,100	14,349

		22,539

Chemicals (2.7%)
Celanese, Cl A	191,600	20,672
Chemours	297,500	10,713
Eastman Chemical	295,100	23,277
Huntsman	489,700	10,891
LyondellBasell Industries, Cl A	245,200	21,634

		87,187

Commercial Printing (0.2%)
Deluxe	139,177	6,224
RR Donnelley & Sons	254,655	1,177

		7,401

The accompanying notes are an integral part of the financial statements

Schedule of Investments April 30, 2019	(Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Commercial Services (0.3%)

Western Union	538,900	$10,476

Commodity Chemicals (0.7%)

Cabot	181,300	8,227
Kronos Worldwide	365,200	4,967
Trinseo	206,500	9,282

		22,476

Computer & Electronics Retail (0.7%)

Best Buy	283,600	21,103
GameStop, Cl A	131,170	1,134

		22,237

Computers & Services (3.6%)

DXC Technology	169,900	11,169
Hewlett Packard Enterprise	1,532,500	24,229
HP	1,050,100	20,949
NCR*	291,315	8,433
Oracle	490,600	27,145
Seagate Technology	240,700	11,631
Western Digital	223,900	11,446

		115,002

Diversified REIT’s (0.6%)

Lexington Realty Trust	693,600	6,291
VEREIT	1,552,800	12,826

		19,117

Drug Retail (1.0%)

Walgreens Boots Alliance	578,700	31,001

Electrical Components & Equipment (1.1%)

Acuity Brands	56,600	8,282
Eaton	337,300	27,935

		36,217

Electrical Services (1.9%)

Edison International	179,600	11,453
Exelon	687,500	35,028
FirstEnergy	351,300	14,765

		61,246

Financial Services (6.8%)

Ally Financial	545,000	16,192
Capital One Financial	313,100	29,065
Citigroup	1,020,100	72,121
Discover Financial Services	342,000	27,870
Goldman Sachs Group	58,245	11,994
Lazard, Cl A(A)	212,700	8,270
Morgan Stanley	609,800	29,423
Navient	755,400	10,205
Santander Consumer USA Holdings	575,000	12,276

		217,416

LSV Value Equity Fund

	Shares	Value (000)
Food, Beverage & Tobacco (2.5%)

JM Smucker	207,395	$25,433
Molson Coors Brewing, Cl B	225,400	14,468
Pilgrim’s Pride*	567,260	15,265
Tyson Foods, Cl A	325,100	24,386

		79,552

Forest Products (0.4%)

Louisiana-Pacific	460,100	11,526

General Merchandise Stores (0.8%)

Big Lots	121,415	4,512
Target	268,255	20,768

		25,280

Health Care Distributors (0.4%)

McKesson	111,600	13,308

Health Care Facilities (1.4%)

HCA Holdings	220,800	28,093
Universal Health Services, Cl B	135,400	17,178

		45,271

Health Care REIT’s (0.5%)

Industrial Logistics Properties Trust	66,014	1,310
Medical Properties Trust	589,040	10,285
Senior Housing Properties Trust	495,120	3,976

		15,571

Health Care Services (0.1%)

CVS Health	48,508	2,638

Homefurnishing Retail (0.4%)

Williams-Sonoma	203,900	11,657

Hotels & Lodging (0.3%)

Wyndham Destinations	211,890	9,230

Household Products, Furniture & Fixtures (0.6%)

Whirlpool	132,300	18,366

Human Resource & Employment Services (0.5%)

ManpowerGroup	179,200	17,210

Information Technology (0.1%)

Belden	43,616	2,423

Insurance (5.0%)

Allstate	289,800	28,708
Genworth Financial, Cl A*	387,700	1,469
Hartford Financial Services Group	399,200	20,882
Lincoln National	262,145	17,490
MetLife	439,340	20,267

The accompanying notes are an integral part of the financial statements

Schedule of Investments April 30, 2019	(Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Insurance (continued)

MGIC Investment*	891,200	$13,047
Principal Financial Group	218,300	12,478
Prudential Financial	299,200	31,629
Voya Financial	264,000	14,491

		160,461

IT Consulting & Other Services (0.8%)

International Business Machines	180,700	25,347

Leasing & Renting (0.3%)

Triton International	246,500	8,122

Machinery (3.7%)

AGCO	227,500	16,102
Allison Transmission Holdings	391,200	18,332
Cummins	240,100	39,926
Oshkosh	157,300	12,991
PACCAR	275,200	19,724
Terex	335,300	11,176

		118,251

Media & Entertainment (1.0%)

Comcast, Cl A	218,200	9,498
DISH Network, Cl A*	345,055	12,118
TEGNA	600,600	9,562

		31,178

Metal & Glass Containers (0.4%)

Owens-Illinois	572,100	11,305

Mortgage REIT’s (0.7%)

Annaly Capital Management	1,257,100	12,684
Starwood Property Trust	376,070	8,669

		21,353

Motorcycle Manufacturers (0.3%)

Harley-Davidson	260,600	9,702

Movies & Entertainment (0.3%)

Viacom, Cl B	354,600	10,251

Office Electronics (0.4%)

Xerox	416,200	13,884

Office Equipment (0.1%)

Pitney Bowes	225,680	1,605

Office REIT’s (0.3%)

Office Properties Income Trust	34,156	927
Piedmont Office Realty Trust, Cl A	376,265	7,834

		8,761

LSV Value Equity Fund
	Shares	Value (000)
Oil & Gas Equipment & Services (0.2%)

McDermott International*	925,500	$7,487

Paper & Paper Products (0.0%)

Clearwater Paper*	67,015	1,352

Paper Packaging (1.5%)

International Paper	430,100	20,133
Packaging of America	138,900	13,773
Westrock	353,900	13,583

		47,489

Petroleum & Fuel Products (7.0%)

Carrizo Oil & Gas*	337,635	4,329
Chevron	405,100	48,636
ConocoPhillips	505,300	31,895
Encana	7,576	53
ExxonMobil	458,600	36,816
Gulfport Energy*	626,400	4,103
HollyFrontier	183,200	8,744
Marathon Petroleum	349,500	21,274
Phillips 66	304,000	28,658
Valero Energy	427,900	38,793

		223,301

Pharmaceuticals (6.0%)

AbbVie	340,600	27,040
Jazz Pharmaceuticals*	110,600	14,352
Johnson & Johnson	294,400	41,569
Mallinckrodt*	286,200	4,425
Merck	318,700	25,085
Pfizer	1,924,100	78,138

		190,609

Real Estate (1.1%)

DiamondRock Hospitality	1,073,500	11,658
Host Hotels & Resorts	627,100	12,065
Spirit Realty Capital	262,700	10,629

		34,352

Reinsurance (0.5%)

Everest Re Group	72,040	16,965

Retail (2.4%)

Brinker International	110,180	4,712
Dick’s Sporting Goods	318,515	11,785
Kohl’s	232,600	16,538
Kroger	1,117,300	28,804
Macy’s	330,800	7,787
Office Depot	3,107,000	7,457

		77,083

Semi-Conductors/Instruments (5.7%)

Applied Materials	438,060	19,305
Cirrus Logic*	120,725	5,744
Intel	1,336,300	68,205

The accompanying notes are an integral part of the financial statements

Schedule of Investments April 30, 2019	(Unaudited)

LSV Value Equity Fund

	Shares	Value (000)

Semi-Conductors/Instruments (continued)

Lam Research	157,000	$32,567
Micron Technology*	319,100	13,421
Sanmina*	270,425	9,173
Skyworks Solutions	178,500	15,740
Teradyne	167,045	8,185
Vishay Intertechnology	440,620	8,729

		181,069

Specialized REIT’s (0.3%)

Hospitality Properties Trust	343,400	8,928

Steel & Steel Works (0.4%)

Reliance Steel & Aluminum	127,130	11,691

Technology Distributors (0.9%)

Avnet	343,500	16,698
Insight Enterprises*	193,712	10,960

		27,658

Telephones & Telecommunications (5.9%)

AT&T	876,400	27,133
Cisco Systems	1,085,240	60,719
Corning	390,900	12,450
Juniper Networks	514,000	14,274
Verizon Communications	1,258,800	71,991

		186,567

Thrifts & Mortgage Finance (0.3%)

Radian Group	409,000	9,579

Trucking (0.3%)

Ryder System	171,800	10,823

Water Utilities (0.2%)

Gannett	682,365	6,368

TOTAL COMMON STOCK (Cost $2,816,893)		3,165,449

LSV Value Equity Fund

	Face Amount (000)	Value (000)

Repurchase Agreement (1.3%)
Morgan Stanley 2.500%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $40,187 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $35,230, 0.000% - 3.000%, 10/31/19 - 11/15/44; total market value $40,988)	$40,184	$ 40,184

TOTAL REPURCHASE AGREEMENT (Cost $40,184)		40,184

Total Investments – 100.7% (Cost $2,857,077)		$3,205,633

Percentages are based on Net Assets of $3,184,125 (000).

*	Non-income producing security.
(A)	Security is a Master Limited Partnership. At April 30, 2019 such securities amounted to $8,270(000), or 0.3% of the Net Assets of the Fund.

Cl — Class
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,165,449	$—	$—	$3,165,449
Repurchase Agreement	—	40,184	—	40,184

Total Investments in Securities	$3,165,449	$40,184	$—	$3,205,633

For the six months ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2019	(Unaudited	)

LSV Value Equity Fund
Assets:
Investments at Value (Cost $2,857,077)	$3,205,633
Receivable for Capital Shares Sold	48,902
Dividends and Interest Receivable	3,425
Reclaim Receivable	1
Prepaid Expenses	135
Total Assets	3,258,096
Liabilities:
Payable for Investment Securities Purchased	69,234
Payable for Capital Shares Redeemed	2,905
Payable due to Investment Adviser	1,410
Payable due to Administrator	130
Payable due to Distributor	51
Payable due to Trustees	14
Payable due to Chief Compliance Officer	5
Other Accrued Expenses	222
Total Liabilities	73,971
Net Assets	$3,184,125

Net Assets Consist of:
Paid-in Capital	$2,757,853
Total distributable gain	426,272
Net Assets	$3,184,125

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($2,908,440 ÷ 109,110,450 shares)(1)	$26.66

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($275,685 ÷ 10,377,753 shares)(1)	$26.56

(1)	Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2019	(Unaudited	)

LSV Value Equity Fund
Investment Income:
Dividend Income	$42,053
Interest Income	308
Foreign Taxes Withheld	(2)
Total Investment Income	42,359
Expenses:
Investment Advisory Fees	7,980
Administration Fees	740
Distribution Fees - Investor Class	309
Trustees’ Fees	26
Chief Compliance Officer Fees	6
Registration and Filing Fees	166
Professional Fees	107
Transfer Agent Fees	101
Custodian Fees	71
Printing Fees	69
Insurance and Other Fees	78
Total Expenses	9,653
Less: Fees Paid Indirectly — (see Note 4)	(3)
Net Expenses	9,650
Net Investment Income	32,709
Net Realized Gain on Investments	59,498
Net Change in Unrealized Appreciation (Depreciation) on Investments	66,389
Net Realized and Unrealized Gain on Investments	125,887
Net Increase in Net Assets Resulting from Operations	$158,596

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2019 and for the year ended October 31, 2018

	LSV Value Equity Fund
	11/1/2018 to	11/1/2017 to
	04/30/2019	10/31/2018
Operations:
Net Investment Income	$32,709	$46,740
Net Realized Gain on Investments	59,498	138,243
Net Change in Unrealized Appreciation (Depreciation) on Investments	66,389	(282,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,596	(97,839)
Distributions
Institutional Class Shares	(166,763)	(137,249)
Investor Class Shares	(10,632)	(7,458)
Total Distributions	(177,395)	(144,707)
Capital Share Transactions:
Institutional Class Shares:
Issued	347,879	1,299,372
Reinvestment of Dividends and Distributions	156,282	134,813
Redeemed (1)	(265,778)	(558,359)
Net Increase from Institutional Class Shares Transactions	238,383	875,826
Investor Class Shares:
Issued	288,465	454,856
Reinvestment of Dividends and Distributions	10,621	7,460
Redeemed	(336,985)	(201,097)
Net Increase (Decrease) from Investor Class Shares Transactions	(37,899)	261,219
Net Increase in Net Assets Derived from Capital Share Transactions	200,484	1,137,045
Total Increase in Net Assets	181,685	894,499
Net Assets:
Beginning of Period	3,002,440	2,107,941
End of Year/Period	$3,184,125	$3,002,440

Shares Transactions:
Institutional Class:
Issued	13,618	44,886
Reinvestment of Dividends and Distributions	6,796	4,585
Redeemed	(10,562)	(19,226)
Total Institutional Class Share Transactions	9,852	30,245
Investor Class:
Issued	11,306	15,926
Reinvestment of Dividends and Distributions	464	254
Redeemed	(13,238)	(7,197)
Total Investor Class Share Transactions	(1,468)	8,983
Net Increase in Shares Outstanding	8,384	39,228

Amounts designated as “—” are $0 or have been rounded to $0.

(1) Includes redemptions as a result of an In-Kind redemption (see note 12).

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2019 (Unaudited) and for the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Value Equity Fund
Institutional Class Shares
2019*	$27.04	$0.29	$1.01	$1.30	$(0.50)	$(1.18)	$(1.68)	$26.66	5.88%	$2,908,440	0.64%	0.64%	2.27%	11%
2018	29.33	0.54	(0.85)	(0.31)	(0.51)	(1.47)	(1.98)	27.04	(1.52)	2,684,113	0.64	0.64	1.85	14
2017	24.09	0.51	5.42	5.93	(0.54)	(0.15)	(0.69)	29.33	24.94	2,024,354	0.65	0.65	1.88	15
2016	23.65	0.53	0.33	0.86	(0.42)	—	(0.42)	24.09	3.71	1,849,633	0.66	0.66	2.28	15
2015	23.70	0.43	(0.11)	0.32	(0.37)	—	(0.37)	23.65	1.30	1,480,240	0.66	0.66	1.78	24
2014	20.39	0.36	3.27	3.63	(0.32)	—	(0.32)	23.70	17.98	1,438,832	0.66	0.66	1.60	12
Investor Class Shares
2019*	$26.87	$0.27	$0.99	$1.26	$(0.39)	$(1.18)	$(1.57)	$26.56	5.72%	$275,685	0.89%	0.89%	2.09%	11%
2018	29.20	0.45	(0.84)	(0.39)	(0.47)	(1.47)	(1.94)	26.87	(1.78)	318,327	0.89	0.89	1.57	14
2017	23.99	0.41	5.44	5.85	(0.49)	(0.15)	(0.64)	29.20	24.69	83,587	0.90	0.90	1.49	15
2016	23.59	0.46	0.33	0.79	(0.39)	—	(0.39)	23.99	3.43	6,528	0.91	0.91	1.98	15
2015	23.69	0.34	(0.09)	0.25	(0.35)	—	(0.35)	23.59	1.03	2,006	0.92	0.92	1.45	24
2014**	23.18	0.08	0.43	0.51	—	—	—	23.69	2.20	226	0.94	0.94	0.82	12

*	For the six-month period ended April 30, 2019. All Ratios for the period have been annualized.
**	Commenced operations on June 10, 2014. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period Indicated.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements April 30, 2019	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 53 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value

Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in in active markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Fund’s fair

Notes to Financial Statements

April 30, 2019	(Unaudited)

valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Morgan Stanley	$40,184	$40,184	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Notes to Financial Statements

April 30, 2019	(Unaudited)

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2019, the Fund paid $740,376 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the period ended April 30, 2019, the Fund incurred $308,864 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2019, the Fund earned $2,765 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2019, were as follows (000):

Purchases
Other	$375,731
Sales
Other	$314,632

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2018 and 2017 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2018	$48,009	$96,698	$144,707
2017	39,140	10,901	50,041

Notes to Financial Statements

April 30, 2019	(Unaudited)

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$43,901
Undistributed Long-Term Capital Gain	118,420
Unrealized Appreciation	282,750

Total Distributable Earnings	$445,071

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended October 31, 2018, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2019, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 2,857,077	$ 541,269	$ (192,713)	$ 348,556

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely

9.	Other:

At April 30, 2019, 39% of total shares outstanding for the Institutional Class Shares were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2019, 97% of total shares outstanding for the Investor Class Shares were held by two record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

Notes to Financial Statements

April 30, 2019	(Unaudited)

11.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12.	In-Kind Transactions

During the fiscal year ended October 31, 2018, the Fund redeemed shares of beneficial interest in exchange for securities and cash. The securities were redeemed at their current value on the date of the transaction.

Transaction Date	Shares Redeemed	Cash	Investment Securities	Realized Gain
07/17/2018	1,405,958	$244,185	$40,106,823	$13,760,925

13.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period*
LSV Value Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,058.80	0.64%	$3.27
Investor Class Shares	1,000.00	1,057.20	0.89	4.54

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.60	0.64%	$3.21
Investor Class Shares	1,000.00	1,020.40	0.89	4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 26, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-003-2100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019